Schedule of Options Granted to Consultants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	8,569
Options exercisable	7,644
April 2012 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	123
Weighted Average exercise price per share | $ / shares	$ 56.25
Options exercisable	123
Expiration date	April 2022
February 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	15
Weighted Average exercise price per share | $ / shares	$ 528.75
Options exercisable	15
Expiration date	May 2021- February 2023
August 2018-December 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	534
Weighted Average exercise price per share | $ / shares	$ 352.5
Options exercisable	267
Expiration date	August 2023 - December 2023
July 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	107
Weighted Average exercise price per share | $ / shares	$ 375
Options exercisable	72
Expiration date	April 2021- July 2023
June 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	300
Weighted Average exercise price per share | $ / shares	$ 32.5
Options exercisable	300
Expiration date	March 2022
September-October 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	1,490
Weighted Average exercise price per share | $ / shares	$ 27.25
Options exercisable	867
Expiration date	October 2024- September 2025
May-June 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options for Common stock	6
Weighted Average exercise price per share | $ / shares	$ 41.75
Options exercisable	6,000
Expiration date	December 31 2022